Multisector Bond SMA Completion Portfolio
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 12.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	969,000	976,777
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class A3
07/10/2028	5.710%	484,913	486,800
Greenacre Park CLO LLC(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2038	5.584%	880,000	878,783
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	241,408	245,403
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class BR2
3-month Term SOFR + 1.300% 11/21/2030	5.455%	700,000	700,325
Pagaya AI Debt Grantor Trust(a)
Series 2025-2 Class A2
10/15/2032	4.961%	560,694	562,141
Series 2025-R3 Class A
01/18/2033	4.841%	1,030,000	1,030,622
Pagaya AI Debt Trust(a)
Series 2025-4 Class A2
01/17/2033	5.373%	999,965	1,006,759
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	800,000	808,737
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 07/20/2038	5.969%	1,000,000	1,002,439
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	314,962	316,223
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	500,000	502,395
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	98,984	99,294
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	880,748	882,248
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	865,510	869,476
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	755,000	755,342
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	78,645	78,771
Total Asset-Backed Securities — Non-Agency (Cost $11,175,930)			11,202,535

Corporate Bonds & Notes 0.5%

Banking 0.2%
Bank of America Corp.(c)
09/15/2029	5.819%	130,000	135,826
Pharmaceuticals 0.2%
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	140,000	140,198
Retailers 0.1%
Amazon.com, Inc.
12/01/2025	4.600%	130,000	130,002
Total Corporate Bonds & Notes (Cost $400,775)			406,026

Foreign Government Obligations(d),(e) 12.9%

Angola 0.4%
Angolan Government International Bond(a)
04/14/2032	8.750%	200,000	190,791
05/08/2048	9.375%	200,000	174,004
Total			364,795
Brazil 0.5%
Brazilian Government International Bond
01/07/2041	5.625%	200,000	187,998
01/12/2056	7.250%	200,000	199,843
Total			387,841
Chile 0.4%
Corp Nacional del Cobre de Chile(a)
01/26/2036	6.440%	200,000	216,515
01/30/2050	3.700%	200,000	142,297
Total			358,812

Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.6%
Colombia Government International Bond
01/30/2030	3.000%		200,000	180,198
09/18/2037	7.375%		200,000	205,317
05/15/2049	5.200%		200,000	148,282
Total				533,797
Dominican Republic 0.5%
Dominican Republic International Bond(a)
04/30/2044	7.450%		200,000	219,636
01/27/2045	6.850%		200,000	205,935
Total				425,571
Egypt 0.8%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	200,000	226,543
01/31/2047	8.500%		200,000	186,297
02/16/2061	7.500%		300,000	248,621
Total				661,461
France 2.1%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	1,124,000	588,048
05/25/2053	0.750%	EUR	2,440,000	1,238,176
Total				1,826,224
Ghana 0.4%
Ghana Government International Bond(a),(c)
07/03/2035	5.000%		400,000	352,466
Hungary 0.3%
Hungary Government International Bond(a)
09/23/2055	6.750%		200,000	210,746
Indonesia 0.2%
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	177,386
Ivory Coast 0.7%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	200,000	221,047
06/15/2033	6.125%		200,000	192,745
01/30/2037	8.250%		200,000	209,040
Total				622,832
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		200,000	204,347
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.4%
Mexico Government International Bond
05/07/2036	6.000%		200,000	204,312
Petroleos Mexicanos
01/28/2031	5.950%		268,000	258,948
06/15/2035	6.625%		141,000	132,785
02/12/2048	6.350%		200,000	155,926
01/23/2050	7.690%		550,000	491,289
Total				1,243,260
Nigeria 0.2%
Nigeria Government International Bond(a)
11/28/2047	7.625%		200,000	185,035
Oman 0.3%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	221,905
Panama 0.2%
Panama Government International Bond
01/19/2033	3.298%		200,000	174,140
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	205,511
Romania 0.4%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	180,357
01/28/2050	3.375%	EUR	200,000	148,469
Total				328,826
Saudi Arabia 0.4%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		400,000	361,497
Turkey 1.2%
Turkey Government International Bond
05/11/2047	5.750%		500,000	411,837
Turkiye Government International Bond
02/12/2032	7.125%		600,000	632,637
Total				1,044,474
United Arab Emirates 0.7%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	195,423
DP World Ltd.(a)
09/25/2048	5.625%		200,000	199,003
Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DP World PLC(a)
07/02/2037	6.850%		200,000	228,647
Total				623,073
United Kingdom 0.8%
United Kingdom Gilt(a)
07/31/2051	1.250%	GBP	1,155,000	679,664
Total Foreign Government Obligations (Cost $10,860,036)				11,193,663

Residential Mortgage-Backed Securities - Agency 61.1%

Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.772%		943,852	926,047
CMO Series 2024-95 Class HF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.472%		945,488	950,363
CMO Series 2025-35 Class MB
30-day Average SOFR + 4.450% Cap 8.550% 05/25/2055	8.522%		431,879	449,103
CMO Series 2025-6 Class GF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.472%		917,478	922,209
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.922%		984,759	980,096
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	5.172%		883,288	884,015
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.672%		456,671	458,686
Freddie Mac REMICS(b),(f)
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.028%		9,596,916	573,452
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(f)
CMO Series 2024-151 Class DS
-1.0 x 30-day Average SOFR + 5.330% Cap 5.330% 09/20/2054	1.231%	8,843,616	457,824
Uniform Mortgage-Backed Security TBA(g)
12/13/2053	4.000%	7,590,000	7,228,228
12/13/2053	4.500%	8,981,000	8,791,049
12/13/2053	5.000%	10,100,000	10,078,547
12/13/2053	5.500%	9,603,857	9,724,924
12/12/2054	3.500%	6,075,000	5,618,438
12/11/2055	6.000%	4,874,478	4,990,730
Total Residential Mortgage-Backed Securities - Agency (Cost $52,759,732)			53,033,711

Residential Mortgage-Backed Securities - Non-Agency 6.5%

COLT Mortgage Loan Trust(a),(c)
CMO Series 2025-7 Class A2
06/25/2070	5.673%	751,157	757,500
EASY(a),(c)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	800,000	810,595
OBX Trust(a),(h)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	711,902	717,726
OBX Trust(a),(c)
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	579,294	582,907
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	599,367	605,268
PRPM Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	744,879	751,538
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	800,000	794,906
Verus Securitization Trust(a),(c)
CMO Series 2025-2 Class A1
03/25/2070	5.307%	609,692	613,188
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $5,586,357)			5,633,628

Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
Senior Loans 23.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Karman Holdings, Inc.(b),(i),(j)
Term Loan
3-month Term SOFR + 3.500% 04/01/2032	7.502%	237,500	239,134
Automotive 0.3%
Clarios Global LP(b),(j)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.416%	300,000	299,850
Brokerage/Asset Managers/Exchanges 0.5%
Chicago US Midco III LP(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 10/30/2032		15,240	15,278
Chicago US Midco III LP(b),(j)
Term Loan
1-month Term SOFR + 2.500% 10/30/2032	6.416%	102,617	102,874
Jefferies Finance LLC(b),(j)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.709%	236,240	234,026
Osaic Holdings, Inc.(b),(j)
Term Loan
1-month Term SOFR + 3.000% 07/30/2032	6.916%	100,000	100,165
Total			452,343
Building Materials 0.8%
DG Investment Intermediate Holdings 2, Inc.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	7.666%	39,655	39,717
Park River Holdings, Inc.(b),(j)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.485%	35,107	35,190
Quikrete Holdings, Inc.(b),(j)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	6.166%	300,000	300,273
Smyrna Ready Mix Concrete LLC(b),(j)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.916%	298,500	298,873
Total			674,053
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 1.0%
Chemours Co. (The)(b),(j)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.416%	150,000	144,750
Ineos US Finance LLC(b),(j)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	6.916%	149,622	123,159
Lummus Technology Holdings V LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.416%	298,498	297,698
Olympus Water US Holding Corp.(b),(j)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.002%	300,000	295,500
Total			861,107
Construction Machinery 0.3%
Columbus McKinnon Corp.(b),(i),(j)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	6.502%	200,000	200,000
Engineered MCH Holding, Inc.(b),(i),(j)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/26/2032		7,664	7,692
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/26/2032		52,336	52,533
Total			260,225
Consumer Cyclical Services 0.7%
Cushman & Wakefield US Borrower LLC(b),(j)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.666%	200,000	200,584
Frontdoor, Inc.(b),(j)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	6.166%	200,000	200,584
OMNIA Partners LLC(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.359%	200,000	200,718
Total			601,886
Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Bombardier Recreational Products, Inc.(b),(j)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	6.166%	298,491	299,010
Lavender Dutch Borrow BV(b),(i),(j)
Term Loan
3-month Term SOFR + 3.250% 09/27/2032		91,071	91,242
Total			390,252
Diversified Manufacturing 1.3%
EMRLD Borrower LP(b),(j)
Term Loan
6-month Term SOFR + 2.250% 08/04/2031	6.122%	298,498	298,480
Madison IAQ LLC(b),(j)
Term Loan
3-month Term SOFR + 2.750% 11/08/2032	6.637%	295,721	296,936
Tiger Acquisition LLC(b),(j)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.451%	250,000	250,860
TK Elevator Midco GmbH(b),(j)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.947%	298,502	300,150
Total			1,146,426
Electric 1.2%
Astoria Project Partners LLC/Energy LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/23/2032	6.752%	287,243	288,949
Bayonne Energy Center LLC(b),(j)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.985%	126,923	127,028
Carroll County Energy LLC(b),(i),(j)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.252%	200,000	200,608
CPV Fairview LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/14/2031	6.416%	66,667	66,783
Invenergy Thermal Operating I LLC(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.730%	25,384	25,452
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
1-month Term SOFR + 2.750% 05/17/2032	6.730%	1,540	1,544
New Frontera Holdings LLC(b),(i),(j)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028		150,000	143,438
South Field Energy LLC(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	188,660	189,840
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	7.002%	11,339	11,410
Total			1,055,052
Environmental 0.2%
Tidal Waste & Recycling Holdings LLC(b),(i),(j)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.002%	200,000	200,250
Finance Companies 0.3%
EP Wealth Advisors LLC(b),(j)
Term Loan
3-month Term SOFR + 3.000% 10/18/2032	6.894%	200,000	200,376
Snacking Investments Bidco Pty Ltd.(b),(j)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.838%	42,857	43,112
Total			243,488
Food and Beverage 1.3%
CHG PPC Parent LLC(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.030%	200,000	200,750
Dechra Pharmaceuticals Holdings Ltd.(b),(j)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	298,500	299,885
Golden State Foods LLC(b),(j)
Term Loan
3-month Term SOFR + 4.000% 12/04/2031	7.998%	298,492	299,594

Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sazerac Co., Inc.(b),(j)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.480%	300,000	301,332
Total			1,101,561
Gaming 0.9%
Caesars Entertainment, Inc.(b),(j)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.166%	250,000	246,980
Fertitta Entertainment LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	7.166%	298,454	298,051
Jack Ohio Finance LLC(b),(i),(j)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.916%	200,000	199,400
Total			744,431
Health Care 0.5%
Paradigm Parent LLC(b),(j)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.382%	150,000	129,156
Southern Veterinary Partners LLC(b),(j)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/04/2031	6.365%	299,250	298,738
Total			427,894
Home Construction 0.2%
Tecta America Corp.(b),(i),(j)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	6.916%	200,000	200,614
Leisure 0.6%
Alterra Mountain Co.(b),(j)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.416%	58,409	58,482
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.416%	240,855	241,308
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arcis Golf LLC(b),(i),(j)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.666%	200,000	200,312
Total			500,102
Media and Entertainment 0.5%
Creative Artists Agency LLC(b),(j)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.416%	299,248	299,703
NEP Group, Inc.(b),(i),(j)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.416%	149,615	137,945
Total			437,648
Midstream 0.3%
ITT Holdings LLC(b),(j)
Term Loan
1-month Term SOFR + 2.475% 10/11/2030	6.391%	298,494	299,987
Other Financial Institutions 2.1%
Apex Group Treasury LLC(b),(j)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.387%	299,248	267,827
Chrysaor Bidco SARL(b),(j)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	7.144%	298,606	299,427
Emerald X, Inc.(b),(i),(j)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	7.166%	116,667	117,153
FinCo I LLC(b),(j)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.666%	298,500	298,127
GBT Group Services BV(b),(j)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/25/2031	6.358%	298,496	298,735
Hunter Douglas Holding BV(b),(j)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	7.002%	298,496	299,093
Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mermaid Bidco, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031		200,000	200,250
Total			1,780,612
Other Industry 0.7%
Artera Services LLC(b),(j)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.502%	200,000	167,750
Chariot Buyer LLC(b),(i),(j)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.916%	200,000	200,376
Pinnacle Buyer LLC(b),(i),(j),(k)
Term Loan
3-month Term SOFR + 0.000% 10/01/2032		24,194	24,300
Pinnacle Buyer LLC(b),(j)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.485%	125,806	126,357
Xplor T1 LLC(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 3.500% 06/24/2032		103,846	103,457
Total			622,240
Packaging 0.3%
Owens-Brockway Glass Container, Inc.(b),(j)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 09/30/2032	6.838%	96,429	96,590
Tosca Services LLC(b),(j)
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.516%	200,000	186,084
Total			282,674
Property & Casualty 1.0%
Alliant Holdings Intermediate LLC(b),(j)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.416%	298,498	298,537
AmWINS Group, Inc.(b),(j)
Term Loan
3-month Term SOFR + 2.250% 01/30/2032	6.252%	200,000	200,434
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Broadstreet Partners, Inc.(b),(j)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	6.666%	37,416	37,514
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(j)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.416%	298,498	298,964
Total			835,449
Restaurants 0.2%
IRB Holding Corp.(b),(i),(j)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030		150,000	149,989
Retailers 1.3%
Beach Acquisition Bidco LLC(b),(j)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	7.308%	300,000	301,749
Harbor Freight Tools USA, Inc.(b),(j)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.166%	298,489	293,540
LS Group Opco Acquisition LLC/PropCo(b),(j)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.332%	200,000	199,750
Mavis Tire Express Services Topco Corp.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.916%	298,500	299,195
Total			1,094,234
Technology 5.4%
Applied Systems, Inc.(b),(i),(j)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.502%	200,000	200,676
Ascend Learning LLC(b),(j)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.916%	298,500	298,431
Calabrio, Inc.(b),(j)
Term Loan
3-month Term SOFR + 4.000% 10/25/2032	7.835%	122,727	115,364

Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clearwater Analytics LLC(b),(i),(j)
Term Loan
6-month Term SOFR + 2.250% 04/21/2032		200,000	200,000
Cloud Software Group, Inc.(b),(j)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	7.252%	299,250	298,337
CoreLogic, Inc.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.530%	298,446	298,165
Cotiviti, Inc.(b),(j)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.734%	648,493	622,553
Darktrace Finco US LLC(b),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.185%	298,500	298,966
Dayforce, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 3.500% 10/07/2032		150,153	149,692
Ellucian Holdings, Inc.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	6.666%	149,624	149,986
Fortress Intermediate 3, Inc.(b),(j)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.006%	300,000	299,064
ION Platform Finance US, Inc.(b),(j)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.685%	123,214	116,977
Mitchell International, Inc.(b),(j)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.166%	298,492	299,107
Nielsen Consumer, Inc.(b),(j)
Term Loan
1-month Term SOFR + 2.500% 10/31/2030	6.416%	298,502	298,129
Ping Identity Holding Corp.(b),(i),(j)
Term Loan
3-month Term SOFR + 2.750% 11/15/2032	6.591%	96,154	96,515
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC(b),(j)
1st Lien Term Loan
3-month Term SOFR + 2.500% 06/30/2032	6.502%	300,000	301,923
Ultra Clean Holdings, Inc.(b),(j)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.666%	296,238	297,349
Viavi Solutions, Inc.(b),(i),(j)
Term Loan
3-month Term SOFR + 2.500% 10/16/2032	6.394%	250,000	251,250
VS Buyer LLC(b),(i),(j)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.090%	66,667	66,500
Total			4,658,984
Transportation Services 0.3%
Brown Group Holding LLC(b),(j)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	6.602%	298,492	299,800
Wireless 0.3%
Crown Subsea Communications Holding, Inc.(b),(j)
Term Loan
1-month Term SOFR + 3.500% 01/30/2031	7.416%	299,244	301,114
Total Senior Loans (Cost $20,269,709)			20,161,399

U.S. Treasury Obligations 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2027	3.750%	1,500,000	1,503,809
04/30/2030	3.875%	850,000	860,359
Total U.S. Treasury Obligations (Cost $2,356,204)			2,364,168
Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)

Money Market Funds 32.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(l),(m)	28,018,776	28,010,371
Total Money Market Funds (Cost $28,008,850)		28,010,371
Total Investments in Securities (Cost: $131,417,593)		132,005,501
Other Assets & Liabilities, Net		(45,160,267)
Net Assets		86,845,234
At November 30, 2025, securities and/or cash totaling $4,175,059 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
508,453 GBP	670,286 USD	Morgan Stanley	12/19/2025	—	(2,756)
2,119,915 EUR	2,456,155 USD	Standard Chartered	12/19/2025	—	(6,091)
Total				—	(8,847)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	36	03/2026	CAD	4,425,840	18,041	—
Euro-Bund	19	12/2025	EUR	2,448,720	929	—
Long Gilt	14	03/2026	GBP	1,282,120	16,978	—
U.S. Treasury 10-Year Note	452	03/2026	USD	51,231,375	69,445	—
U.S. Treasury Ultra Bond	92	03/2026	USD	11,126,250	70,288	—
Total					175,681	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(243)	03/2026	USD	(50,752,828)	—	(27,016)
U.S. Treasury 5-Year Note	(316)	03/2026	USD	(34,685,938)	—	(94,460)
Total					—	(121,476)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	1.359	USD	2,050,000	13,275	—	—	13,275	—
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.217	USD	39,490,000	368,909	—	—	368,909	—
Total								382,184	—	—	382,184	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Multisector Bond SMA Completion Portfolio  | 2025

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $24,330,091, which represents 28.02% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2025.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2025.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2025.

(i)	Represents a security purchased on a forward commitment basis.
(j)
The stated interest rate represents the weighted average interest rate at November 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)
At November 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Chicago US Midco III LP Delayed Draw Term Loan 10/30/2032	15,240
Pinnacle Buyer LLC Term Loan 10/01/2032	24,194

(l)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	24,331,843	14,315,257	(10,637,487)	758	28,010,371	(146)	268,442	28,018,776
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Multisector Bond SMA Completion Portfolio  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT308_08_T01_(01/26)